Share capital and share based payments - Deferred Share Units (Details) - Consultants - DSUs - EquityInstruments	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share capital and share based payments
Awards issued	63,876	204,008
Exercised	578,053	981,578